SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 5,038	$ 4,966	$ 9,848	$ 9,948
Gross profit	2,877	2,902	5,668	5,738
Research and development expenses	375	386	764	718
Selling and marketing expenses	952	860	1,791	1,782
Segments Profitability	361	662	1,526	1,411
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,869	1,860	3,638	3,636
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,294	2,466	4,464	5,087
Gross profit	1,072	1,198	2,071	2,482
Research and development expenses	125	134	261	245
Selling and marketing expenses	333	335	612	709
Segments Profitability	614	729	1,198	1,528
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,271	2,090	4,423	4,046
Gross profit	1,978	1,808	3,849	3,486
Research and development expenses	245	220	474	435
Selling and marketing expenses	478	457	935	943
Segments Profitability	$ 1,255	$ 1,131	$ 2,440	$ 2,108